INCOME TAXES (Details) - CAD ($)	6 Months Ended			12 Months Ended
	Jan. 31, 2018	Jul. 31, 2017	Jan. 31, 2017	Jul. 31, 2017	Jul. 31, 2016
Income Tax Disclosure [Abstract]
Loss before income taxes	$ (1,517,127)	$ (2,875,424)	$ (1,315,531)	$ (4,190,955)	$ (633,466)
Expected income tax (recovery) at statutory tax rates				(1,669,000)	(215,000)
Change in statutory, foreign tax, foreign exchange rates and other				(181,000)
Permanent differences				496,000	186,000
Valuation allowance				1,354,000	29,000
Income tax recovery